Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Use of Estimates [Abstract]
Use of estimates

3.1 Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements.

Items subject to estimates and assumptions include those related to useful lives of property and equipment, including electric mopeds, electric bikes and electric scooters, legal contingencies, valuation allowance for deferred tax assets, determination of contract term of rental buildings and vehicles related to operating lease right of use assets, valuation of warrant liability and valuation of share-based compensation. Actual results could differ from those estimates.

Principles of consolidation

3.2 Principles of consolidation

The accompanying consolidated financial statements include the accounts of Marti Technologies, Inc (formerly Galata), as ultimate parent, Marti Technologies I Inc. (formerly Marti Technologies Inc.) and its wholly-owned subsidiary Marti Ileri (collectively, the Group). Subsidiaries are entities controlled by Marti Technologies, Inc. The Group controls an entity when it is exposed to, or has rights to, returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in the preparation of the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee.

Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. Carrying value of shares owned by the Group has been eliminated in Stockholders’ equity and statement of operations accounts.

Business Combinations

3.3. Business combinations

Reverse recapitalization

During 2023, Galata and Marti Technologies 1 came together via a SPAC merger which has been accounted for as a reverse recapitalization. Marti Technologies 1’s assets and liabilities were maintained at historical cost, together with entries for the value of Galata’s net assets, and no goodwill or intangibles were recorded.

The financial statements are presented as a continuation of Marti Technologies 1 and the pre-merger periods reflect those historical results.

Share capital, APIC and share premium for periods prior to the reverse recapitalization have been retrospectively adjusted using the exchange ratio for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization (the “Exchange Ratio”). In addition, all granted and outstanding unvested stock options were converted using the Exchange Ratio into options exercisable for shares of Marti common stock with the same terms and vesting conditions.

Operating Segments

3.4 Operating segments

As of December 31, 2024, the Company operates and reports as a single operating and reportable segment. In prior periods, the Company voluntarily disclosed two separate operating segments—(i) Two-Wheeled Electric Vehicle and (ii) Ride-Hailing.

Effective October 1, 2024, the Company launched a unified subscription-based platform that provides customers access to both its electric vehicle and ride-hailing services through a single application. As a result of this strategic integration and a corresponding change in how the Chief Operating Decision Maker (CODM), Oğuz Alper Öktem who is also the CEO of the Company, evaluates performance and allocates resources, the Company determined that its operations are more appropriately presented as a single operating and reportable segment.

The segment realignment reflects changes in the Company’s internal organization and reporting structure. Starting October 2024, the CODM reviews financial performance on a consolidated basis, without distinguishing between the previously separate business lines. This updated reporting structure aligns with how the Company manages its business and strategic objectives.

The Company’s operations and activities are all located in Türkiye. Comparative information for prior periods have been recast to reflect this change in segment reporting. The key measures of performance used by the CODM for the single reportable segment is segment loss before income tax expense.

For the year ended December 31 2024, 2023 and 2022, the key financial information regarding the operating single segment comprise the following:

	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022
Revenue	18,659,655	20,029,552	24,988,171
-Cost of revenue	(21,548,566)	(24,084,598)	(27,092,577)
-General and administrative expenses	(49,248,578)	(15,130,045)	(9,040,589)
-Selling and marketing expenses	(9,347,807)	(7,347,777)	(1,646,144)
-Research and development expenses	(1,963,025)	(1,954,842)	(1,877,907)
-Other expense	(3,055,655)	(2,773,643)	(399,124)
-Other income	1,194,039	657,926	187,063
-Financial income	1,408,491	3,561,427	2,567,118
-Financial expense	(9,979,536)	(6,772,719)	(1,931,889)
Segment Loss Before Income Tax Expense	(73,880,982)	(33,814,719)	(14,245,878)
Loss Before Income Tax Expense	(73,880,982)	(33,814,719)	(14,245,878)

The measure of segment assets is reported on the balance sheet as total consolidated assets.

Revenue recognition

3.5 Revenue recognition

For the years ended December 31, 2024 and 2023, the Group recognized revenue from rides taken by individual users of the Marti mobile application (“Marti App”) as part of the rental business, which the Group accounts for pursuant to ASC 842, Leases. Sales taxes, including value added taxes, are excluded from reported revenue.

Rental

The Group’s technology platform enables users to participate in the Group’s rental program. To use a vehicle, the user contracts with Marti İleri via acceptance of the Marti User Agreement (“MuA”). Under the MuA, users agree that the Group retain the applicable fee as consideration for the renting of vehicles.

Riders pay on a per-ride basis with a valid credit card and / or from the preloaded wallet balances. The user must use the Marti App to rent the vehicles and must end the ride on the Marti App to conclude the trip. The Group’s performance obligation is to provide access to the vehicles over the user’s desired period of use. The Group accounts for revenue as operating lease revenue pursuant to ASC 842, Leases, and records revenue upon completion of each ride. The Group will only recognize revenue if collectability is probable. If the authorized payment agent is unable to collect the ride amount at the end of the ride, no revenue will be recorded. For such transactions revenue is recognized in the period when the collection is made. The transaction price of each ride is generally determined based on the period of use (minutes) and a predetermined rate per minute in addition to a starting fare, agreed to by the user prior to renting the vehicle. The Group treats rental associated credits, coupons, or rider incentives as a reduction to the revenue for the ride except for new business development coupons and rider referral program coupons. In the period when customers fund a preloaded wallet balance, the revenue is deferred until rides are actually taken by the user for the corresponding amounts.

The Group may also issue, at management’s sole discretion, credits to customers for discounts which may be used on future rides, issued as promotional codes. The value of those credits is recorded as reduction of revenues when the credits are used by customers.

Rider incentive programs

The Group has several rider incentive programs, which are offered to encourage rider activity on the Marti APP. Generally, the rider incentive programs are as follows:

Rider referral program

Under the rider referral program, both the referring rider and the referred new rider earn referral coupons when the referred rider completes their first ride on the Marti APP. The Group records the incentive as a liability at the time the incentive is earned by the referred and the referrer with the corresponding charges recorded as sales and marketing expense. Referral coupons typically expire within one month, The Group estimates breakage based on historical data.

Call center incentive coupons

Under the call center incentive coupons, when the rider experiences a problem such as a vehicle malfunction during the ride, and calls the call center of Marti, the call center supervisor can issue a coupon to the rider. Coupons typically expire within one year. The Group estimates breakage based on historical data.

New business development coupons

The Group experimentally launches new products and services to continue its growth into adjacent, tech-enabled urban transportation services, introducing new forms of environmentally sustainable mobility services by leveraging its existing user base. It uses coupons to introduce and promote these new businesses and accounts for them as marketing expenses for new business development.

Driver subscription package

The Group launched a new product namely “driver subscription package” which enables riders to purchase the Marti rides in advance by daily or weekly.
Deferred revenue

3.6 Deferred revenue

Deferred revenue consists of prepaid coupons to customers and wallet balances which allow customers to add funds upfront. These are short-term payables to customers generated by pre-payments for future rides. The Group does not record any significant financing component given that the customer paid for the services in advance, and the timing of the transfer of those services is at the discretion of the customer though the gift card expires after one year and after which, any remaining balance is recorded as revenue, even if it did not result in a ride.

Cost of revenues

3.7 Cost of revenues

Costs incurred in connection to Mobility offerings include but are not limited to: personnel-related costs, credit card processing fees, battery charging costs, repair and maintenance costs of electric vehicles, lease expenses for the vans and warehouses under operating leases, data center and networking expenses, mobile device and service costs, depreciation of rental vehicles, and certain direct costs.

Research and development expenses

3.8 Research and development expenses

Research and development expenses primarily consist of costs related to the Group’s technology initiatives, as well as expenses associated with ongoing improvements to existing vehicles. Research and development expenses are recognized as incurred.

Sales and marketing expenses	3.9 Sales and marketing expenses Sales and marketing expenses primarily consist of advertising expenses and services marketing costs. Sales and marketing costs are recognized as incurred.
General and administrative expenses

3.10 General and administrative expenses

General and administrative expenses primarily consist of salaries, professional service fees, depreciation expense of property and equipment other than rental vehicles, consultancy expenses, administrative fees and other costs.

Income taxes

3.11 Income taxes

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recorded based on the estimated future tax effects of differences between the consolidated financial statement carrying amount and the income tax basis of existing assets and liabilities. These differences are measured using the enacted statutory income tax rates that are expected to apply to taxable income for the years in which differences are expected to reverse. The Group recognizes the effect on deferred taxes of a change in tax rates in the period that includes the enactment date.

The Group records a valuation allowance to reduce its deferred tax assets to the amount that it believes is more-likely-than-not to be realized. Management considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, existing taxable temporary differences, carryback availability and tax-planning strategies in assessing the need for a valuation allowance.

The Group evaluates uncertainty in income taxes by reviewing applicable tax law for all tax positions taken by the Group with respect to tax years for which the statute of limitations is still open. A tax benefit from a tax position is recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Recognized tax positions are measured as the largest amount of tax benefit greater than 50 percent likely of being realized. The Group presents interest and fines related to income taxes, if any, as a component of the income tax expense line in the accompanying consolidated statement of operations.

The Group elected to account for Global Intangible Low–Taxed Income (“GILTI”) as a current-period expense when incurred. Therefore, the Group has not recorded deferred taxes for basis differences expected to reverse in the future periods.

Cash and cash equivalents

3.12 Cash and cash equivalents

Cash and cash equivalents include bank deposits in TL, U.S. dollar and EUR and highly liquid investments with an original maturity of 90 days or less at acquisition that are readily convertible to known of cash. Cash equivalents are stated at amortized cost which approximate its fair value.

Trade receivables

3.13 Trade receivables

The Group collects the fees owed for completed transactions primarily from the rider’s authorized payment method. Payments are collected by the paying agent and transferred to the Group the next business day. The accounts receivable on the consolidated balance sheet represent the receivables from the authorized paying agent.

Financial liabilities

3.14 Financial liabilities

All interest-bearing loans are initially recognized at fair value less directly attributable transaction costs. After initial recognition, loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized.

Amortization of debt discount and issuance costs

3.15 Amortization of debt discount and issuance costs

Long-term debt is initially recorded at its allocated proceeds, net of issuance costs or discount. Debt issuance costs or discount, consisting of the fair value of any warrant or shares issued at its issuance date and other issuance fees directly related to the debt, are offset against the initial carrying value of the debt and are amortized to interest expense over the estimated life of the debt using the effective interest method.

Warrants

3.16 Warrants

The Group accounts for issued warrants either as a liability or equity in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (“ASC 480-10”) or ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Group’s Own Stock (“ASC 815-40”). Under ASC 480-10, warrants are considered a liability if they are mandatorily redeemable and they require settlement in cash, other assets, or a variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Group considers the requirements of ASC 815-40 to determine whether the warrants should be classified as a liability or as equity. Under ASC 815-40, contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event, equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date, liability-

classified warrants are also accounted for at fair value on the issuance date and the fair value is marked-to-market in each reporting period.

Inventories

3.17 Inventories

Inventories consists of spare parts used for maintenance and repair of the rental vehicles. The cost of inventories consists of all purchase costs, transformation costs and other costs which are done to get the inventories to their current state and locations, Inventories are valued at the lower of cost based on a weighted average cost method or net realizable value. The average cost of inventory consists of the price paid for spare parts plus freight from manufacturers and any customs or duties incurred.

Customs tariffs

3.18 Customs tariffs

Based on the regulations of the Turkish Ministry of Trade, The Turkish government imposes tariffs (the “Tariffs”) on certain goods imported into Turkiye, including Marti’s rental vehicles. Accordingly, the Group pays the required percentage of Tariffs for the import of vehicles into Turkiye. The costs associated with the Tariffs were capitalized as part of the associated costs of the vehicles when the vehicles were purchased. The costs were then depreciated and included in the consolidated statement of operations consistent with related vehicle depreciation policy.

Stock-based compensation expense

3.19 Share-based compensation expense

The Group periodically grants share-based awards, including but not limited to, restricted ordinary shares, restricted share units and share options to eligible employees, directors and nonemployees.

Share-based awards granted to employees, non-employees and directors are measured at the grant date fair value of the awards using an appropriate valuation model and are recognized as compensation expense using the straight-line method over the requisite service period, which is generally the vesting period.

The fair value of the Common Stock underlying the stock option awards was determined by the board of directors. Given the previous absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of our Common Stock at each meeting at which awards were approved.

These factors included, but were not limited to;

●	the results of unrelated third-party values of the Company’s common stock,
●	the Group’s performance and market position, which may change over time,
●	the industry outlook,
●	the valuation of comparable companies,
●	the likelihood and timeline of achieving a liquidity event, such as an initial public offering, given prevailing market conditions.

The Group accounts for forfeitures as they occur. In the case of awards being forfeited because of a failure to achieve a service condition, the previously recognized expense is reversed in the period of forfeiture.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Property and equipment

3.20 Property and equipment

Property and equipment consist of equipment, furniture and fixtures, and rental electric scooters, electric bikes and electric mopeds. Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using a straight-line method over the estimated useful life of the related asset. Depreciation for property and equipment commences once they are ready for their intended use. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. When assets are retired or otherwise disposed, the cost and accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in the consolidated statement of operations in the period realized.

The table below, shows the useful lives for the depreciation calculation using the straight-line method:

Type of asset	Estimated economic life (year)
Rental vehicles
- Rental electric scooters	2-3 years
- Rental electric e-bikes	2-3 years
- Rental electric mopeds	3-4 years
Furniture and fixtures	7 years
Leasehold improvements	1-5 years

Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining term of the lease, or the useful life of the assets.

Vehicle deposits

3.21 Vehicle deposits

Vehicle deposits consist of capital advances made in connection to purchase orders submitted to vehicle’s manufacturers. The deposits expected to be converted into fixed assets, such as new rental vehicles.

Leases

3.22 Leases

The Group determines if an arrangement is or contains a lease at contract inception by assessing whether the arrangement contains an identified asset and whether the lessee has the right to control such asset in accordance with ASC 842. The Group determines the classification and measurement of its leases upon lease commencement. The Group enters into certain agreements as a lessor and either leases or subleases the underlying asset in the agreement to customers. The Group also enters into certain agreements as a lessee.

Lessor

The Group’s lease arrangements include vehicle rentals to riders. Due to the short-term nature of these arrangements, the Group classifies these leases as operating leases. The Group does not separate lease and non-lease components, such as roadside assistance provided to the lessee, in its lessor lease arrangements. Lease payments are variable based on duration of ride and are recognized as revenue upon the completion of each related ride. Taxes or other fees assessed by governmental authorities that are both imposed on and concurrent with each lease revenue-producing transaction and collected by the Group from the lessee are excluded from the consideration in its lease arrangements. The Group mitigates residual value risk of its leased assets by performing regular maintenance and repairs, as necessary, and through periodic reviews of asset depreciation rates based on the Group’s ongoing assessment of present and estimated future market conditions.

Lessee

The Group’s leases include real estate property to support its operations and vehicles that may be used for operations. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.

The Group determines if an arrangement is or contains a lease at contract inception. The Group recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date. The lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date.

The Group determines if an arrangement is a lease and for other than short term leases, classifies that lease as either an operating or finance lease at inception. Operating leases are included in “Operating lease right of use assets,” and “Operating lease liabilities in the Consolidated Balance Sheets.

Key estimates and judgments include how the Group determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term, and (3) lease payments.

Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Group does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments and the lease term with a value equal to the unpaid lease payments for that lease.

The lease term for all the Group’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Group option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. Lease payments included in the measurement of the lease liability comprise of the following:

●	Fixed payments, including in-substance fixed payments, owed over the lease term,

●	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date,

●	Amounts expected to be payable under a Group-provided residual value guarantee.

The operating lease right of use assets were initially measured at cost, which comprises the initial amount of the operating lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The operating lease right of use assets is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Group monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding operating lease right of use assets unless doing so would reduce the carrying amount of the operating lease right of use assets to an amount less than zero. In that case, the amount of the adjustment that would result in a negative operating lease right of use assets balance is recorded in statement of operations. The Group has elected not to recognize operating lease right of use assets and operating lease liabilities that have a lease term 12 months or fewer. The Group recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term. Variable lease payments associated with these leases are recognized and presented in the same manner as for all other Group leases.

Intangible assets, net

3.23 Intangible assets, net

Intangible assets are carried at cost and amortized on a straight-line basis over their estimated useful lives, which range from one to three years.

Intangible assets, net is mainly composed of softwares, operating permits and licenses awarded to the Group, which allow the Group to operate the rental business. The Group tests intangible assets for whenever events or changes in circumstances (qualitative indicators) indicate that intangible assets might be impaired.

Impairment of non-current assets

3.24 Impairment of non-current assets

Long-lived assets, such as property, plant, and equipment, and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Concentrations of credit risk

3.25 Concentrations of credit risk

The Group’s cash and cash equivalents are potentially subject to concentration of credit risk. The Group has not experienced any losses on its deposits of cash and cash equivalents. Management believes that the institutions it uses are financially stable and, accordingly, minimal credit risk exists.

The Group measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis, whereby inputs used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

●	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: Unobservable inputs reflecting its own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets and liabilities measured at fair value on a recurring basis

The carrying amounts in the Consolidated Balance Sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The Group does not have any other material assets or liabilities that are recognized at fair value on a recurring basis.

Assets measured at fair value on a non-recurring basis

The Group’s non-financial assets, such as intangible assets, and property, equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Recently issued accounting standards

3.26 Recently issued accounting standards

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Group does not intend to early adopt this standard. The Group is currently reviewing the impact of the adoption on the consolidated financial statements.

On November 4, 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation Of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (“PBEs”). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the consolidated financial statements. ASU 2024-03 is effective for all PBEs for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group is currently reviewing the impact of the adoption on the consolidated financial statements.